Subsequent Events (Details) - CIK0001814821 KISMET ACQUISITION ONE CORP [Member] - USD ($)	Jul. 17, 2021	Jul. 16, 2021	Jul. 07, 2021	Aug. 10, 2020	Aug. 10, 2020	Jun. 30, 2021	Dec. 31, 2020	Aug. 31, 2020
Subsequent Events (Details) [Line Items]
Share price (in Dollars per share)						$ 10.00	$ 10.00
Purchase of aggregate shares (in Shares)				25,000,000	25,000,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Convertible loan			$ 1,500,000
Cash	$ 100,000,000
Sponsor [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Promissory note amount			$ 400,000
Share price (in Dollars per share)			$ 1.00
Purchase of aggregate shares (in Shares)		5,000,000
Purchase price per share (in Dollars per share)		$ 10.00
Aggregate commitment		$ 50,000,000
Private Placement [Member]
Subsequent Events (Details) [Line Items]
Purchase price per share (in Dollars per share)						$ 1.00	$ 1.00	$ 10.00
Private Placement [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Purchase of aggregate shares (in Shares)		1,625,000